Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Professional fees related party amount	$ 155,000	$ 90,000	$ 422,000	$ 270,000	$ 410,400	$ 180,000
Loss per share – basic and diluted (in Dollars per share)	$ (0.15)	$ (0.18)	$ (1.43)	$ (0.61)	$ (1.22)	$ (0.89)
Weighted average number of shares of common stock outstanding – basic and diluted	10,207,212	8,982,212	10,190,728	8,982,212	9,010,403	6,593,496